As filed with the Securities and Exchange Commission on May 6, 2008

Registration No. 333-150005

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No.          1 [ ]Post-Effective Amendment No. _____

(Check appropriate box or boxes)

________________________

Exact Name of Registrant as Specified in Charter:

WELLS FARGO FUNDS TRUST

Area Code and Telephone Number: (800) 552-9612

Address of Principal Executive Offices, including Zip Code:

525 Market Street

San Francisco, California 94163

__________________________

Name and Address of Agent for Service:

C. David Messman

c/o Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, California 94105

With copies to:

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Suite 5500

Washington, D.C. 20006

__________________________

It is proposed that this filing will become effective on May 6, 2008 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

PART C Item Nos.
15-17	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement

THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:

1.

From Post-Effective Amendment No.111 of Wells Fargo Funds Trust, filed July 1, 2007: the Prospectuses dated July 1, 2007, and the SAI dated July 1, 2007, as supplemented October 1, 2007, December 4, 2007 and February 1, 2008, for the Wells Fargo Advantage Life Stage – Conservative Portfolio, Wells Fargo Advantage Life Stage – Moderate Portfolio and Wells Fargo Advantage Life Stage – Aggressive Portfolio. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Advantage Life Stage – Conservative Portfolio, Wells Fargo Advantage Life Stage – Moderate Portfolio and Wells Fargo Advantage Life Stage – Aggressive Portfolio, contained in the Annual Report for the fiscal year ended February 29, 2008, as filed with the SEC on May 2, 2008. Unaudited financial report statements of the Wells Fargo Advantage Life Stage – Conservative Portfolio, Wells Fargo Advantage Life Stage – Moderate Portfolio and Wells Fargo Advantage Life Stage – Aggressive Portfolio, dated as of August 31, 2007.

2.

From Post-Effective Amendment No.118 of Wells Fargo Funds Trust, filed February 1, 2008: the SAI dated February 1, 2008, for the Wells Fargo Advantage Aggressive Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Advantage Aggressive Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund, contained in the Annual Report for the fiscal year ended September 30, 2007, as filed with the SEC on December 5, 2007. Unaudited financial report statements of the Wells Fargo Advantage Aggressive Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund, dated as of March 31, 2007.

3.

From Post-Effective Amendment No.118 of Wells Fargo Funds Trust, filed February 1, 2008: the Prospectus dated February 1, 2008, for the Wells Fargo Advantage Balanced Fund, and the SAI dated February 1, 2008, for the Wells Fargo Advantage Asset Allocation Fund and Wells Fargo Advantage Balanced Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Advantage Asset Allocation Fund and Wells Fargo Advantage Balanced Fund, contained in the Annual Report for the fiscal year ended September 30, 2007, as filed with the SEC on December 5, 2007. Unaudited financial report statements of the Wells Fargo Advantage Asset Allocation Fund and Wells Fargo Advantage Balanced Fund, dated as of March 31, 2007.

4.

From Post-Effective Amendment No.113 of Wells Fargo Funds Trust, filed October 1, 2007: the Prospectuses dated October 1, 2007, for the Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage High Yield Bond Fund and Wells Fargo Advantage Intermediate Government Income Fund, and the SAI dated March 31, 2008, for the Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund and Wells Fargo Advantage Intermediate Government Income Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund and Wells Fargo Advantage Intermediate Government Income Fund, contained in the Annual Report for the fiscal year ended May 31, 2007, as filed with the SEC on August 6, 2007. Unaudited financial report statements of the Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund and Wells Fargo Advantage Intermediate Government Income Fund, dated as of November 30, 2007.

5.

From Post-Effective Amendment No.114 of Wells Fargo Funds Trust, filed November 1, 2007: the Prospectuses dated November 1, 2007, for the Wells Fargo Advantage National Limited-Term Tax-Free Fund and Wells Fargo Advantage National Tax-Free Fund, and the SAI dated March 31, 2008, for the Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund and Wells Fargo Advantage Short-Term Municipal Bond Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund and Wells Fargo Advantage Short-Term Municipal Bond Fund, contained in the Annual Report for the fiscal year ended June 30, 2007, as filed with the SEC on August 30, 2007. Unaudited financial report statements of the Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund and Wells Fargo Advantage Short-Term Municipal Bond Fund, dated as of December 31, 2007.

6.

From Post-Effective Amendment No.115 of Wells Fargo Funds Trust, filed December 1, 2007: the Prospectus dated December 1, 2007, and the SAI dated March 31, 2008, for the Wells Fargo Advantage Value Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Advantage Value Fund, contained in the Annual Report for the fiscal year ended July 31, 2007, as filed with the SEC on October 5, 2007. Unaudited financial report statements of the Wells Fargo Advantage Value Fund, dated as of January 31, 2008.

7.

From Post-Effective Amendment No.123 of Wells Fargo Funds Trust, filed March 31, 2008: the SAI dated March 31, 2008, for the Wells Fargo Advantage C&B Large Cap Value Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Advantage C&B Large Cap Value Fund, contained in the Annual Report for the fiscal year ended September 30, 2007, as filed with the SEC on December 5, 2007. Unaudited financial report statements of the Wells Fargo Advantage C&B Large Cap Value Fund, dated as of March 31, 2007.

8.

From Post-Effective Amendment No.118 of Wells Fargo Funds Trust, filed February 1, 2008: the Prospectus dated February 1, 2008, for the Wells Fargo Advantage Overseas Fund and the SAI dated March 31, 2008, for the Wells Fargo Advantage International Equity Fund and Wells Fargo Advantage Overseas Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Advantage International Equity Fund and Wells Fargo Advantage Overseas Fund, contained in the Annual Report for the fiscal year ended September 30, 2007, as filed with the SEC on December 5, 2007. Unaudited financial report statements of the Wells Fargo Advantage International Equity Fund and Wells Fargo Advantage Overseas Fund, dated as of March 31, 2007.

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1.                Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a “Covered Person,” and collectively the “Covered Persons”), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2. Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

As used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust (“disabling conduct”).

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i)	a final decision on the merits by a court or other body before whom the proceeding was brought; or
(ii)

in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16.	EXHIBITS.

All references, except for Exhibits (4)(a), (4)(b), (14)(a), (14)(b), and (17), to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number	Description
(1)	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(2)	Not Applicable
(3)	Not Applicable.
(4)(a)	Form of Agreement and Plan of Reorganization, incorporated by reference, filed March 31, 2008.
(4)(b)	Form of Agreement and Plan of Reorganization, incorporated by reference, filed March 31, 2008.
(5)	Not Applicable.

(6)(a)

Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(b)

Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(6)(c)

Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(6)(d)

Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(6)(e)

Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(6)(f)

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(g)

Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(h)

Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.

(6)(i)

Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(j)

Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(6)(k)

Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(l)

Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(m)	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.
(6)(n)

Investment Sub-Advisory Agreement with New Star Institutional Managers Limited, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(o)

Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(p)	Sub-Advisory Agreement with Phocas Financial Corporation, incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(7)

Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 118, filed February 1, 2008.

(8)	Not Applicable.
(9)(a)

Amended and Restated Custody Agreement with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A incorporated by reference to Post-Effective Amendment No. 118, filed February 1, 2008.

(9)(b)

Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Exhibit A incorporated by reference to Post-Effective Amendment No. 118, filed February 1, 2008.

(9)(c)

Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 100, filed October 2, 2006. Schedule 1, incorporated by reference to Post-Effective Amendment No. 118, filed February 1, 2008. Schedule 2 incorporated by reference to Post-Effective Amendment No. 113, filed October 1, 2007.

(10)(a)	Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(10)(b)	Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007; Appendix A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(11)	Legal Opinion, filed herewith.
(12)	See Item 17(3) of this Part C.
(13)(a)

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(13)(b)

Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(13)(c)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(13)(d)

Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Amendment, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005; Exhibit A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(13)(e)

Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(13)(f)	Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(14)(a)	Consent of Independent Registered Public Accounting Firm, incorporated by reference, filed March 31, 2008.
(14)(b)	Consent of Independent Registered Public Accounting Firm, incorporated by reference, filed March 31, 2008.
(15)	Not Applicable.

(16)

Powers of Attorney, are incorporated by reference to: Post-Effective No. 72, filed June 30, 2004; Post-Effective Amendment No. 90, filed March 1, 2006, and Post-Effective Amendment No. 112, filed July 31, 2007.

(17)	Form of Proxy Ballots, incorporated by reference, filed March 31, 2008.
ITEM 17.	UNDERTAKINGS.

(1)

Wells Fargo Advantage Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 6th day of May, 2008.

WELLS FARGO FUNDS TRUST

By: /s/ Carol Lorts

Carol Lorts

Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 6th day of May, 2008.

SIGNATURES	TITLE
Karla M. Rabusch *	President and/or Principal Executive Officer
Stephen Leonhardt*	Treasurer and/or Principal Financial Officer
A Majority of the Trustees*
Trustee
Thomas S. Goho	Trustee
Peter G. Gordon	Trustee
Olivia S. Mitchell	Trustee
J. Tucker Morse	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee

*By:/s/ Carol Lorts

Carol Lorts
(Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description
(11)	Legal Opinion